Deferred taxes and contributions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total deferred tax assets	R$ 1,723,253	R$ 1,411,788	R$ 1,119,259	R$ 1,012,595
Total deferred tax liabilities	(4,385,144)	(1,313,712)	(1,308,537)	(1,296,334)
Deferred tax assets (liabilities), net	(2,661,891)	98,076	(189,278)	(283,739)
Tax Provision [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	839,864	666,131
Pension Obligations - G1 [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	125,198	135,231	141,606	150,577
Donations [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	43,321	45,140	46,088	47,589
Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	177,271	182,519	199,363	183,963
Estimated Losses With Other Accounts Receivable [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	50,515	54,905	47,629	36,876
Estimated Losses With Inventory Losses [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	127,840	74,939	63,718	57,197
Estimated Losses With Works And Projects [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	57,606	1,839	1,839	1,334
Estimated Losses With The Writeoff Of Assets [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	42,812	8,930	8,930	14,018
Performance Agreements [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	74,670	62,517
PVA - Accounts Receivable [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	100,913	102,216	95,626	35,821
Loss Hedge [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	4,302
Derivative Financial Instruments Profit Loss [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	3,297
Deferred Taxes Other [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	75,644	77,421	(45,944)	(18,154)
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(314,641)	(329,060)	(353,817)	(368,235)
Capitalization Borrowing Costs [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(461,362)	(465,510)	(457,669)	(404,931)
Profit On Supply Government Entities [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(334,477)	(348,514)	(346,650)	(353,262)
Financial Asset [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(3,111,446)
Actuarial Gain - G1 [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(125,096)	(121,425)	(93,561)	(109,271)
Construction Margin [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(37,842)	(40,579)	(43,323)	(46,079)
Borrowing Costs [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	R$ (280)	R$ (8,624)	R$ (13,517)	R$ (14,556)